Commitments And Contingencies (Tables)	12 Months Ended
Dec. 31, 2014
Commitments And Contingencies [Line Items]
Schedule Of Purchase Obligations

2015	2016	2017	2018	2019	Thereafter
$944	$963	$982	$1,002	$1,022	$9,886

Schedule Of Rent Expense Under Operating Leases

	Years Ended December 31,
	2014	2013	2012
Operating lease expense	$2,820	$3,375	$3,789
Purchased water under long-term agreements	13,139	12,923	11,796
Water treatment expense under contractual agreement	892	926	897

Motor Vehicles, Buildings And Other Equipment [Member]
Commitments And Contingencies [Line Items]
Schedule Of Future Annual Minimum Lease Payments

2015	2016	2017	2018	2019	Thereafter
$1,332	$938	$531	$402	$379	$1,514